Columbia Emerging Markets Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Brazil 8.1%
Banco BTG Pactual SA	1,170,887	7,064,256
Banco do Brasil SA	1,089,312	5,651,004
Equatorial Energia SA	491,116	2,746,972
Equatorial Energia SA(a)	7,491	41,900
Itaú Unibanco Holding SA, ADR	1,456,666	8,725,429
MercadoLibre, Inc.(a)	13,047	22,513,642
NU Holdings Ltd., Class A(a)	716,042	8,506,579
Petroleo Brasileiro SA, ADR	457,185	7,109,227
PRIO SA	1,082,143	8,560,860
Raia Drogasil SA	695,394	3,347,914
TOTVS SA	899,805	4,923,232
WEG SA	1,716,090	12,343,926
Total		91,534,941
China 22.5%
Baidu, Inc. Class A(a)	426,200	5,164,693
BYD Co., Ltd., Class H	706,500	19,823,880
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Land Ltd.	2,264,000	8,261,922
DiDi Global, Inc., ADR(a)	797,352	3,647,885
Eastroc Beverage Group Co., Ltd., Class A	505,478	14,929,018
Full Truck Alliance Co., Ltd., ADR	385,794	3,410,419
Fuyao Glass Industry Group Co., Ltd., Class A	741,986	4,736,255
Kuaishou Technology(a)	1,641,100	11,718,399
Kweichow Moutai Co., Ltd., Class A	34,873	7,933,815
Medlive Technology Co., Ltd.	2,685,573	2,626,273
Meituan, Class B(a)	1,079,400	14,708,104
NetEase, Inc.	397,405	7,067,363
New Horizon Health Ltd.(a),(b),(c)	1,356,000	1,839,696
New Oriental Education & Technology Group, Inc.(a)	973,700	7,762,580
PDD Holdings, Inc., ADR(a)	173,541	25,992,971
PetroChina Co., Ltd., Class H	14,922,000	15,300,398
Shenzhen Inovance Technology Co., Ltd., Class A	659,200	5,269,608
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	220,247	8,816,248
Tencent Holdings Ltd.	1,180,400	54,762,997
Trip.com Group Ltd., ADR(a)	435,061	22,409,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,538,451	4,892,327
Zijin Mining Group Co., Ltd., Class H	1,106,000	2,349,050
Total		253,423,894
Greece 4.2%
Eurobank Ergasias Services and Holdings SA(a)	3,565,829	7,784,635
JUMBO SA	385,724	11,049,187
Mytilineos SA	145,249	5,784,319
National Bank of Greece SA(a)	1,805,573	15,633,913
Piraeus Financial Holdings SA(a)	1,756,233	6,899,450
Total		47,151,504
Hong Kong 1.7%
AIA Group Ltd.	1,020,000	7,922,546
Sands China Ltd.(a)	1,949,600	4,672,546
Techtronic Industries Co., Ltd.	497,264	6,117,223
Total		18,712,315
India 19.4%
360 ONE WAM Ltd.	556,410	5,173,616
APL Apollo Tubes Ltd.	643,432	11,597,709
Astral Ltd.	331,748	8,344,611
AU Small Finance Bank Ltd.	760,950	5,964,320
Bajaj Finance Ltd.	155,749	12,503,775
Bharti Airtel Ltd.	824,634	13,579,128
Cholamandalam Investment and Finance Co., Ltd.	683,402	10,174,063
CreditAccess Grameen Ltd.(a)	204,846	3,249,241
Eicher Motors Ltd.	52,413	2,974,967
HDFC Bank Ltd., ADR	88,558	5,126,623
ICICI Bank Ltd., ADR	929,217	24,847,263
IndusInd Bank Ltd.	833,954	14,621,359
Larsen & Toubro Ltd.	538,371	23,693,742
MakeMyTrip, Ltd.(a)	56,584	4,277,185
Max Healthcare Institute Ltd.	1,328,642	11,987,893
NTPC Ltd.	2,326,876	10,016,280
Persistent Systems Ltd.	119,556	4,887,024
Phoenix Mills Ltd. (The)	269,617	10,022,978
Polycab India Ltd.	135,500	10,978,007
REC Ltd.	1,100,448	7,103,155

Columbia Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance Industries Ltd.	284,443	9,758,075
Varun Beverages Ltd.	439,763	7,524,428
Total		218,405,442
Indonesia 5.0%
Bank Negara Indonesia Persero Tbk PT	10,174,700	2,760,895
PT Bank Central Asia Tbk	44,304,200	25,207,877
PT Bank Rakyat Indonesia Persero Tbk	89,005,829	23,857,073
PT Sumber Alfaria Trijaya Tbk	28,837,300	4,702,698
Total		56,528,543
Jersey 0.1%
Arcadium Lithium PLC(a)	329,982	1,461,820
Kazakhstan 0.5%
Kaspi.KZ JSC, ADR	48,516	6,132,422
Mexico 5.1%
Arca Continental SAB de CV	733,074	7,515,019
Banco del Bajio SA	988,177	3,421,766
BBB Foods, Inc., Class A(a)	198,466	5,406,214
Corporación Inmobiliaria Vesta SAB de CV	861,780	3,008,979
Gruma SAB de CV, Class B	222,836	4,338,384
Grupo Aeroportuario del Centro Norte SAB de CV	596,758	6,120,757
Grupo Aeroportuario del Pacifico SAB de CV	311,735	5,868,331
Grupo Financiero Banorte SAB de CV, Class O	1,634,932	15,530,722
Qualitas Controladora SAB de CV	479,505	6,153,739
Total		57,363,911
Philippines 0.9%
BDO Unibank, Inc.	4,769,810	10,595,955
Poland 0.8%
Dino Polska SA(a)	88,978	8,866,528
Russian Federation 0.4%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
Fix Price Group PLC, GDR(b),(c),(d),(e)	2,678,663	4,232,288
Total		4,232,288
South Africa 1.0%
Capitec Bank Holdings Ltd.	37,205	4,222,349
Clicks Group Ltd.	458,070	7,189,772
Total		11,412,121
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 10.6%
Coupang, Inc., Class A(a)	466,717	10,613,145
HD Hyundai Electric Co., Ltd.	48,668	10,570,945
Samsung Biologics Co., Ltd.(a)	13,037	6,877,611
Samsung Electro-Mechanics Co., Ltd.	57,042	6,406,848
Samsung Electronics Co., Ltd.	983,426	52,104,695
SK Hynix, Inc.	238,750	32,896,943
Total		119,470,187
Taiwan 17.4%
Accton Technology Corp.	300,995	4,713,083
Alchip Technologies Ltd.	55,000	4,913,882
ASMedia Technology, Inc.	80,000	4,966,711
ASPEED Technology, Inc.	106,000	11,996,673
Chailease Holding Co., Ltd.	657,594	3,097,050
Chroma ATE, Inc.	492,000	4,367,905
eMemory Technology, Inc.	101,000	6,880,477
MediaTek, Inc.	520,000	19,912,934
Parade Technologies Ltd.	70,000	1,674,543
Taiwan Semiconductor Manufacturing Co., Ltd.	4,398,048	112,624,967
Unimicron Technology Corp.	515,000	2,927,308
Wiwynn Corp.	228,000	17,449,874
Total		195,525,407
United States 1.4%
Freeport-McMoRan, Inc.	64,075	3,378,675
Globant SA(a)	26,596	4,285,148
Samsonite International SA(a)	2,434,200	7,736,588
Total		15,400,411
Total Common Stocks (Cost $765,425,235)		1,116,217,689

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
South Korea 1.1%
Samsung Electronics Co., Ltd.	283,756	12,380,586
Total Preferred Stocks (Cost $5,801,048)		12,380,586
Columbia Emerging Markets Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Fund, May 31, 2024 (Unaudited)

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(f),(g)	86,902	86,885
Total Money Market Funds (Cost $86,875)		86,885
Total Investments in Securities (Cost $771,313,158)		1,128,685,160
Other Assets & Liabilities, Net		(2,813,697)
Net Assets		$1,125,871,463
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $6,071,985, which represents 0.54% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $4,232,288, which represents 0.38% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	2,678,663	26,134,618	4,232,288
			34,811,957	4,232,288

(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $4,232,288, which represents 0.38% of total net assets.

(f)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	20,362,415	239,835,615	(260,110,172)	(973)	86,885	1,971	283,486	86,902
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Emerging Markets Fund  | 2024

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3QT142_08_P01_(07/24)